Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share-based Payment Expense

The amounts recognised in the income statement in respect of share-based payments were as follows:

	2017		2016		2015

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	56	3	25	6	1	3

DSBS (note (b))	42	9	40	7	44	7

Other schemes	7	–	6	–	5	–

Total recognised in the income statement (note 3(a))	105	12	71	13	50	10

Summary of Share-based Payment Liability

The Group has recorded liabilities in respect of vested and unvested grants at the end of 2017 and 2016:

	2017		2016

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.3	9.1	1.1	8.9

DSBS	0.3	11.6	0.3	11.3

Total liability	0.6	20.7	1.4	20.2

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options

Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2017		2016

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	18	18	18	17

Average expected term to exercise (years)	3.5	3.0	3.5	3.0

Risk-free rate (%)	0.3	0.3	0.6	0.6

Expected dividend yield (%)	3.2	3.2	3.6	3.7

Share price at date of grant (£)	52.11	52.11	42.34	40.08

Fair value at grant date (£)	41.04	47.27	26.53	35.82

Summary of Valuation Assumptions Used in Monte-Carlo Models

Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2017	2016

	LTIP	LTIP

Average share price volatility FMCG comparator group (%)	19	19

Average correlation FMCG comparator group (%)	31	36

Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Movements for Equity and Cash-Settled Share-based Awards

Details of the movements for the equity and cash-settled LTIP scheme during the years ended 31 December 2017 and 31 December 2016, were as follows:

	2017		2016

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	5,337	407	5,225	414

Granted during the period	1,690	152	1,772	139

Acquired from RAI	904	–	-	-

Exercised during the period	(746)	(65)	(262)	(77)

Forfeited during the period	(1,155)	(116)	(1,398)	(69)

Outstanding at end of year	6,030	378	5,337	407

Exercisable at end of year	653	7	148	23

Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Movements for Equity and Cash-Settled Share-based Awards

Details of the movements for the equity and cash-settled DSBS scheme during the years ended 31 December 2017 and 31 December 2016, were as follows:

	2017		2016

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	3,225	423	3,395	451

Granted during the period	1,079	136	1,316	148

Exercised during the period	(1,267)	(165)	(1,395)	(161)

Forfeited during the period	(75)	(12)	(91)	(15)

Outstanding at end of year	2,962	382	3,225	423

Exercisable at end of year	61	5	35	4